Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of the Company's Outstanding PSUs
A continuity schedule of the Company’s outstanding PSUs (assuming a performance factor of 100% is achieved over the performance period) and the Company’s PSU accrual from January 1, 2020 to December 31, 2021 is presented below:

(in thousands, except for number of PSUs outstanding)	Number of PSUs Outstanding	PSU accrual liability

At January 1, 2020	604,692	$19,069

Granted	193,830	-

Accrual related to the fair value of the PSUs outstanding	-	21,526

Foreign exchange adjustment	-	614

Paid	(204,142)	(12,123)

Forfeited	(1,230)	(5)

At December 31, 2020	593,150	$29,081

Granted	134,180	-

Accrual related to the fair value of the PSUs outstanding	-	14,004

Foreign exchange adjustment	-	149

Paid	(213,820)	(16,929)

At December 31, 2021	513,510	$26,305

Schedule of Performance Share Units Outstanding
A summary of the PSUs outstanding at December 31, 2021 is as follows:

Year of Grant	Year of Maturity	Number outstanding	Estimated Value Per PSU at Maturity	Anticipated Performance Factor at Maturity	Percent of Vesting Period Complete at Dec 31, 2021	PSU Liability at Dec 31, 2021

2019	2022	186,730	$42.95	200%	92%	14,807

2020	2023	192,600	$42.38	191%	60%	9,321

2021	2024	134,180	$41.89	146%	26%	2,177

		513,510				$26,305